CONVERTIBLE NOTE (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Oct. 21, 2013 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 USD ($) shares	Dec. 31, 2013 CNY (¥) shares
Debt Instrument [Line Items]
Shares issued upon conversion of debt					$ 25,000	¥ 153,325
Interest expense						3,933
Change in fair value of redemption feature						26,809
Gain loss on extinguishment of debt						30,742
Ordinary shares [Member]
Debt Instrument [Line Items]
Shares issued upon conversion of debt | ¥						¥ 6
Class B Ordinary shares [Member] | Ordinary shares [Member]
Debt Instrument [Line Items]
Conversion of convertible note to ordinary shares | shares					19,230,769	19,230,769
Convertible Debt Securities [Member]
Debt Instrument [Line Items]
Convertible debt, aggregate principal amount | $	$ 20,000
Convertible debt, maturity date	Jun. 30, 2014
Convertible debt, interest rate	10.00%
Convertible debt, interest rate in event of default	13.00%
Conversion price per share, percentage		80.00%	80.00%